United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                  Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/05


             Date of Reporting Period: Fiscal year ended 12/31/05







Item 1.     Reports to Stockholders

MARKET PLUS CORE FUND
ANNUAL SHAREHOLDER REPORT
December 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS STATEMENT OF CHANGES IN NET ASSETS NOTES TO FINANCIAL STATEMENTS REPORT OF INDEPENDENT AUDITORS BOARD OF DIRECTORS AND TRUST OFFICERS BOARD REVIEW OF ADVISORY CONTRACT VOTING PROXIES ON FUND PORTFOLIO SECURITIES QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout the Period)

                                                                          Period

                                                                           Ended
                                                                      12/31/2005
Net Asset Value, Beginning of Period                                     $10.00
Income From Investment Operations:
Net investment income                                                     0.11
Net realized and unrealized gain on investments, futures contracts
and swap contracts                                                        0.21
  TOTAL FROM INVESTMENT OPERATIONS                                        0.32
Net Asset Value, End of Period                                           $10.32
Total Return(2)                                                           3.20%

Ratios to Average Net Assets:
Net expenses                                                            0.05%(3)
Net investment income                                                   4.30%(3)
Expense waiver/reimbursement(4)                                         6.45%(3)
Supplemental Data:
Net assets, end of period (000 omitted) $5,160 Portfolio turnover 11% 1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.
------------------------------------------------------------------------------
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. 3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 4, 2005 (date of initial investment) to December 31, 2005, with respect to "Actual" expense information, and July 1, 2005 to December 31, 2005 with respect to "Hypothetical" expense information.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            Beginning          Ending
                        -----------------------------------    Expenses Paid
                          Account Value     Account Value  ---------------------
                            10/4/2005        12/31/2005      During Period(1)
Actual                       $1,000           $1,032.00            $0.12
Hypothetical
(assuming a 5% return
before expenses)             $1,000           $1,024.95            $0.26

1 "Actual" expense information for the Fund's Shares is for the period from October 4, 2005 (date of initial investment) to December 31, 2005. Actual expenses are equal to the Fund's annualized net expense ratio, multiplied by 89/365 (to reflect the period from initial investment to December 31, 2005)."Hypothetical" expense information is presented on the basis of the one-half year period to enable comparisons to other funds. It is based on assuming the same expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full-half year period). The annualized net expense ratio is 0.05%.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


FUND PERFORMANCE AND SUMMARY
Market Plus Core Fund (the "Fund") commenced operation on October 4, 2005. The Fund produced a total return of 3.20% from inception through year end 2005. By comparison, the Standard & Poor's 500 Index1 (S&P 500) had a total return of 3.29% for this same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

The Fund's overall investment strategy focused on the combination of a short duration bond portfolio and S&P 500-based equity derivatives to effectively transform the bond portfolio into a "synthetic" equity portfolio. The goal of the Fund's equity derivatives strategy is to be as close to 100% hedged, thereby not over-hedging or under-hedging, the market value of the bond portfolio.

The Fund's bond investment strategy focused on: (a) the effective duration(2) of its portfolio; (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (c) the allocation of portfolio among securities of similar issuers (referred to as "sectors"); (d) the credit ratings of portfolio securities (which indicates the risk that securities will default); (e) the structure risk of asset-backed securities (ABS) and mortgage-backed securities
(MBS); and (f) the selection of individual securities. These were the most significant factors affecting the Fund's performance during the reporting period.

MARKET OVERVIEW
Stocks had a good fourth quarter, while it was relatively quiet in the bond market as worries over inflation seemed to subside on lower oil prices. Also contributing to a less stressful atmosphere was increased market expectations of a pause in monetary policy tightening after the new Federal Reserve Board Chairman takes control on February 1, 2006. At December 31, 2005, the federal funds target rate stood at 4.25%. Short-term interest rates, which affect the Fund's strategy most, rose about 50 basis points from Fund inception to year-end 2005.

POSITIONING AND STRATEGY
The basic strategy of the Fund is to use a short-duration bond portfolio to outperform the implied financing rate (approximately the 3-month London Interbank Offered Rate (LIBOR)) in the Fund's portfolio of derivative contracts, the performance of which is related to the performance of the S&P 500 Index. Two fundamental means by which the bond portion of the portfolio is positioned to beat the 3-month LIBOR when interest rates are falling and when bond spread product is doing well. This was not the environment in the bond markets during late 2005. As a result, we have been very conservative in our bond portfolio risk management approach, both on the interest rate risk side, and on the credit and structure risk side, given this adverse environment at the end of 2005. That approach seems to have paid off in that the portfolio by and large avoided securities that deteriorated significantly during the reporting period. The yield of the portfolio as of December 31, 2005 stood at 4.57%, slightly above the 3-month LIBOR rate which stood at 4.536% on December 31, 2005.(3) Our strategy on the equity derivatives portion of the portfolio is to match the return of the S&P 500 Index, and not be over hedged or under hedged.

BOND PORTFOLIO DURATION
At the end of the reporting period, the fund's dollar-weighted average effective duration was 0.26 years, similar to the 0.23 year duration of the implied financing rate of the 3-month LIBOR. Duration positioning had a slight positive effect on fund performance in the fourth quarter's interest rate environment.

MATURITY AND YIELD CURVE
Yield curve positioning had little effect on performance for the reporting period. The Fund held mostly floating rate securities. The Fund's holdings in cash equivalents detracted from Fund performance slightly, since the portfolio avoided being invested in higher yielding securities but experienced greater relative price decline during the reporting period on a general weakening in bond spreads during the fourth quarter.

SECTOR ALLOCATION AND CREDIT QUALITY
It was a tough period for spread product, and as a result, our sector call hurt performance slightly. At the end of the reporting period, corporate bonds totaled 15% of the portfolio while MBS and ABS together totaled 26.1%.

SECURITY SELECTION
Security selection detracted from performance. Our auto exposure, in particular a Ford floater, was a poor performer, along with our positions in bank-trust preferreds (JP Morgan Chase, Wachovia, Wells Fargo, and Bank of America/Nationsbank). Positive performance came from our positions in Goldman Sachs and Telecom Italia. Our positions in ABS and TIPs (Treasury Inflation Protection Securities) also did poorly while our MBS positions performed well.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. 3 The London InterBank Offered Rate, or LIBOR, is the interest rate charged when banks in the London interbank market borrow money from each other. This rate is set for dollar-denominated deposits or "Eurodollars" and the most common terms are 1, 3, 6 and 12 months.


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,000(1) in the Market Plus Core Fund (the "Fund") from October 4, 2005 (start of performance) to December 31, 2005, compared to the Standard & Poor's 500 Index (S&P 500).(2)

Average Annual Total Return for the Period Ended 12/31/2005
Start of Performance (10/4/2005)                                   3.20%

[GRAPHIC OMITTED]
------------------------------------------------------------------------------


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLES


At December 31, 2005, the Fund's credit quality ratings composition(1) was as follows:

          S&P Long-Term Ratings as           Moody's Long-Term Ratings as
      Percentage of Total Net Assets(2)    Percentage of Total Net Assets(2)
 AAA                       39.8%          Aaa                        38.5%
 AA                        0.0%           Aa                          3.8%
 A                         8.6%           A                           5.7%
 BBB                       4.9%           Baa                         4.7%
 BB                        2.5%           Ba                          1.6%
 B                         1.7%           B                           1.6%
 CCC                       0.3%           Caa                         0.6%
 Not Rated by S&P(3)       0.1%           Not Rated by Moody's(3)     1.4%
 Cash Equivalents(4)       41.4%          Cash Equivalents(4)        41.4%
 Other Assets and                         Other Assets and
 Liabilities--Net(5)        0.7%           Liabilities--Net(5)          0.7%
   TOTAL                   100%             TOTAL                     100%
At December 31, 2005, the Fund's portfolio composition(6) was as follows:
------------------------------------------------------------------------------

                                  Percentage of
                                     Total Net
Security Type                        Assets(2)
Corporate Debt Securities            18.1%
Asset-Backed Securities              16.2%
U.S. Treasury and Agency
Securities(7)                        13.7%
Mortgage-Backed Securities(8)        9.9%
Cash Equivalents(4)                  41.4%
Other Assets and
Liabilities--Net(5)                   0.7%
  TOTAL                              100%

1 These tables depict the long-term credit quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.
2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each asset and liability owned by the affiliated investment company.
3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.1% are fixed income securities (excluding cash equivalents) that do not have long-term credit quality ratings by either of these NRSROs. 4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
5 See Statement of Assets and Liabilities.
6 See the Fund's Prospectus and Statement of Additional Information for a description of these security types. 7 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs. 8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

PORTFOLIO OF INVESTMENTS


December 31, 2005

   Principal
     Amount
   or Shares                                                                         Value
                         ADJUSTABLE RATE MORTGAGES--7.5%
                       Federal National Mortgage Association--7.5%
 $    157,146          Federal National Mortgage Association, 3.066%,
                       4/1/2035                                                  $  158,896
      136,892          Federal National Mortgage Association, 3.153%,
                       6/1/2035                                                     137,944
       93,272          Federal National Mortgage Association, 4.435%,
                       2/1/2035                                                      92,815
                         TOTAL ADJUSTABLE RATE MORTGAGES
                         (IDENTIFIED COST $387,412)                                 389,655
                         ASSET-BACKED SECURITIES--16.2%
                       Home Equity Loan--11.5%
       70,996          Asset Backed Funding Certificate 2005-OPT1 A1MZ,
                       7/25/2035                                                     71,141
      100,000          Centex Home Equity 2005-D AV2, 10/25/2035                    100,180
       47,722          Chase Funding Mortgage Loan As 2002-4 1A4, 4.21%,
                       3/25/2029                                                     47,393
      150,000          First Franklin Mortgage Loan Asset Backed
                       Certificates 2004-FFH4 2A2, 1/25/2035                        150,258
       75,000          GSAA Home Equity Trust 2005-15 1A2 1A2, 1/25/2036             75,293
       75,000          GSAA Home Equity Trust 2005MTR1 A3, 10/25/2035                75,165
       75,000          Popular ABS Mortgage Pass-Through Trust 2005-5
                       AV2B, 11/25/2035                                              75,175
                         TOTAL                                                      594,605
                       Non-Agency Mortgage--2.9%
       97,766          Washington Mutual 2003-S4 1A3, 6/25/2018                      97,973
       50,000          Washington Mutual 2005-AR17 A-1A1, 4.64%, 12/25/2045          50,000
                         TOTAL                                                      147,973
                         Residental Mortgage Loan--1.8%
       91,487     (1)  GSAMP Trust 2005-SEA2 A1, 1/25/2045                           91,744
                         TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                         $833,515)                                                  834,322
                       COLLATERALIZED MORTGAGE OBLIGATIONS--2.4%
                       Federal Home Loan Mortgage Corp.--2.4%
      121,667          Federal Home Loan Mortgage Corp. REMIC 2395 FT,
                       4.819%, 12/15/2031
                       (IDENTIFIED COST $122,142)                                   122,092
                       CORPORATE BONDS--15.2%
                       Communications - Telecom Wirelines--1.9%
       50,000          SBC Communications, Inc., 11/14/2008                          50,019
       50,000          Telecom Italia Capital, Note, 2/01/2011                       50,342
                         TOTAL                                                      100,361
                       Consumer Cyclical - Automotive--2.7%
       50,000          DaimlerChrysler North Am, Floating Rate Note,
                       3/07/2007                                                     49,970
       50,000          Ford Motor Credit Co., Floating Rate Note, 1/15/2010          43,587
       50,000          General Motors Acceptance, 12/01/2014                         45,093
                         TOTAL                                                      138,650
                       Consumer Non-Cyclical Supermarkets--1.0%
       50,000          Kroger Co., 7.625%, 9/15/2006                                 50,764
                       Energy - Independent--1.0%
       50,000          Devon Energy Corp., Sr. Note, 2.75%, 8/01/2006                49,412
                      Financial Institution - Banking--5.7%
       50,000          Chase Capital II, Company Guarantee, 2/01/2027                47,318
       50,000          Household Finance Corp., Floating Rate Note,
                       11/16/2009                                                    50,115
       50,000          Nationsbank Capital Trust, Bond, 1/15/2027                    48,250
       50,000          Wachovia Capital Trust II, Company Guarantee,
                       1/15/2027                                                     48,242
       50,000          Washington Mutual Bank, Sr. Note, 1/15/2015                   50,166
       50,000          Wells Fargo Capital II, Company Guarantee, 1/30/2027          48,546
                         TOTAL                                                      292,637
   Principal
     Amount
   or Shares                                                                         Value
                       CORPORATE BONDS--continued
                       Financial Institution - Brokerage--1.9%
 $     50,000          Goldman Sachs Group, Inc., Floating Rate Note,
                       9/29/2014                                                 $   50,408
       50,000          Merrill Lynch & Co., Inc., Floating Rate Note,
                       7/21/2009                                                     50,162
                         TOTAL                                                      100,570
                       Financial Institution - REITs--1.0%
       50,000          Duke Realty Corp., Floating Rate Note, 12/22/2006             50,014
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $785,309)           782,408
                       U.S. TREASURY--13.7%
                       Treasury Securities--13.7%
      154,117          U.S. Treasury Inflation Protected Note, Series
                       A-2008, 3.625%, 1/15/2008                                    158,286
      550,000    (2,3) United States Treasury Bill, 3.92%, 2/2/2006                 548,125
                         TOTAL U.S. TREASURY (IDENTIFIED COST $709,852)             706,411
                       MUTUAL FUND--3.0%
       23,497     (4)  High Yield Bond Portfolio (IDENTIFIED COST $157,203)         157,669
                          REPURCHASE AGREEMENTS--41.3%
     1,000,000         Interest in $3,000,000,000 joint repurchase                  ,000,000
                       agreement 4.33%, dated 12/30/2005 under which
                       Goldman Sachs & Co., will repurchase
                       U.S. Government Agency securities with various
                       maturities to 12/25/2035 for $3,001,443,333 on
                       1/3/2006. The market value of the underlying
                       securities at the end of the period was
                       $3,081,078,318                                              1
     1,130,000         Interest in $2,200,000,000 joint repurchase                  ,130,000
                       agreement 4.33%, dated 12/30/2005 under which UBS
                       Securities LLC, will repurchase U.S. Government
                       Agency securities with various maturities to
                       11/25/2035 for $2,201,058,444 on 1/3/2006. The
                       market value of the underlying securities at the
                       end of the period was $2,266,002,803                        1
                         TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)           2,130,000
                         TOTAL INVESTMENTS--99.3%                                    ,122,557
                         (IDENTIFIED COST $5,125,433)(5)                           5
                         OTHER ASSETS AND LIABILITIES - NET--0.7%                     37,690
                         TOTAL NET ASSETS--100%                                   $ 5,160,247


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security which has been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, this security amounted to $91,744 which represents 1.8% of total net assets.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3    Discount rate at time of purchase.

4    Affiliated company.

5    The cost of investments for federal tax purposes amounts to $5,125,433.  At
     December  31,  2005,  the  Fund  had  the  following   outstanding  futures
     contracts:

                           Number of                                         Unrealized
Description                Contracts    Notional Value   Expiration Date    Depreciation
(6)S&P 500 Index Futures       1           $313,700        March 2006         $(3,156)
(6)S&P Mini 500 Index
Futures                        3           $188,213        March 2006         $(1,897)
At December 31, 2005, the Fund had the following open swap contract:
------------------------------------------------------------------------------

                                                        Notional
                                                        Principal       Unrealized
Description                            Expiration        Amount        Appreciation
S&P 500 Total Return Swap (Receive
Total Return S&P 500/Pay 3-month
LIBOR + 0.15%)                          10/4/2006      $4,500,000        $99,900
6 Non- income producing security.

------------------------------------------------------------------------------
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

The following acronyms are used throughout this portfolio:

REITs       --Real Estate Investment
            Trusts
REMIC       --Real Estate Mortgage
            Investment Conduit
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


December 31, 2005

Assets:
Investments in securities                                $ 2,992,557
Investments in repurchase agreements                       2,130,000
Total investments in securities, at value including
$157,669 of investments in affiliated issuers (Note 5)
(identified cost $5,125,433)                                           $   5,122,557
Cash                                                                          688
Income receivable                                                           11,942
Unrealized appreciation on swap contracts                                   99,900
  TOTAL ASSETS                                                             5,235,087
Liabilities:
Payable for administrative personnel and services fee
(Note 5)                                                     30,137
Payable for auditing fees                                    16,895
Payable for legal fees                                       1,852
Payable for portfolio accounting fees                        21,791
Payable for daily variation margin                           2,128
Accrued expenses                                             2,037
  TOTAL LIABILITIES                                                         74,840
Net assets for 500,010 shares outstanding                              $   5,160,247
Net Assets Consist of:
Paid-in capital                                                        $   5,000,100
Net unrealized appreciation of investments, futures
contracts and swap contracts                                                91,971
Accumulated net realized gain on investments and
futures contracts                                                           15,545
Undistributed net investment income                                         52,631
  TOTAL NET ASSETS                                                     $   5,160,247
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
$5,160,247 / 500,010 shares outstanding, no par value,
unlimited shares authorized                                                 $10.32
See Notes which are an integral part of the Financial Statements
------------------------------------------------------------------------------





STATEMENT OF OPERATIONS


Period Ended December 31, 2005(1)

Investment Income:
Dividends received from affiliated issuers (Note 5)                             $    1,321
Interest                                                                            51,922
  TOTAL INCOME                                                                      53,243
Expenses:
Administrative personnel and services fee (Note 5)                $    36,164
Custodian fees                                                         1,993
Transfer and dividend disbursing agent fees and expenses                530
Auditing fees                                                          16,895
Legal fees                                                             1,950
Portfolio accounting fees                                              21,791
Miscellaneous                                                           300
  TOTAL EXPENSES                                                       79,623
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee                   (6,027)
Reimbursement of other operating expenses                             (72,984)
  TOTAL WAIVER AND REIMBURSEMENT                                                    (79,011)
Net expenses                                                                          612
Net investment income                                                               52,631
Realized and Unrealized Gain (Loss) on Investments, Futures
Contracts and Swap Contracts:
Net realized loss on investments                                                     (433)
Net realized gain on futures contracts                                              15,978
Net change in unrealized depreciation of investments                                (2,876)
Net change in unrealized depreciation on futures contracts                          (5,053)
Net change in unrealized appreciation on swap contracts                             99,900
Net realized and unrealized gain on investments, futures
contracts and swap contracts                                                        107,516
Change in net assets resulting from operations                                  $   160,147
1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS




                                                                       Period
                                                                        Ended
                                                                      12/312005
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                $ 52,631
Net realized gain on investments and futures contracts                 15,545
Net change in unrealized appreciation/depreciation of
investments, future contracts and swap contracts                       91,971
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       160,147
Share Transactions:
Proceeds from sale of shares                                          5,000,200
Cost of shares redeemed                                                 (100)
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS              5,000,100
Change in net assets                                                  5,160,247
Net Assets:
Beginning of period -- End of period (including undistributed net investment income of $52,631) $ 5,160,247 1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.
------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2005

1. ORGANIZATION
Market Plus Core Fund (the"Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three diversified portfolios. The financial statements included herein are only those of the Fund. The primary investment objective of the Fund is to seek total return over the business cycle (which may be longer or shorter than a 12-month period) in excess of the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Investments in securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreement
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. All net income earned and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


Premium and Discount Amortization/ Paydown Gains and Losses All premiums and discounts on fixed income securities other than mortgage-backed securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.


Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deduction and credits.


When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.


Swap Contracts
The Fund may enter into total return swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the period ended December 31, 2005, the Fund had no realized gains (losses) on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


Futures Contracts
The Fund may purchase and sell stock index futures contracts to manage cash flows, enhance yield, and to establish and maintain continual economic exposure to changes in the value of the S&P 500 Index. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended December 31, 2005, the Fund had net realized gains of $15,978 on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWLS Transactions in shares were as follows:

                                                                    Period Ended
                                                                      12/31/2005
Proceeds from contributions                                           500,020
Fair value withdrawls                                                   (10)
  TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWLS               500,010 1

Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

4. FEDERAL TAX INFORMATION

At December 31, 2005, the cost of investments for federal tax purposes was $5,125,433. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts and swap contracts was $2,876. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,211.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion. During the period ended December 31, 2005, the Adviser voluntarily reimbursed $72,984 of other operating expenses.


Administrative Fee
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

Maximum                             Average Aggregate Daily Net Assets
Administrative Fee                             of the Trust
0.150%                                    on the first $5 billion
0.125%                                    on the next $5 billion
0.100%                                    on the next $10 billion
0.075%                              on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended December 31, 2005, the net fee paid to FASI was 0.600% of average aggregate daily net assets of the Fund.
------------------------------------------------------------------------------

General
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


Transactions with Affiliates
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the period ended December 31, 2005 are as follows:

                        Balance of                                     Balance of
                        Shares Held                                   Shares Held
                        October 4,      Purchase     Sales  Dividend  December 31,
Affiliate                 2005(1)         Cost      Proceeds Income       2005      Value
High Yield Bond
Portfolio                    0          $256,000    $99,703  $1,321      23,497     $157,669

1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended December 31, 2005, were as follows:

Purchases                                                 $     6,397,451
Sales                                                     $      132,715


------------------------------------------------------------------------------

7. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND SHAREHOLDERS OF MARKET PLUS CORE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Market Plus Core Fund (the "Fund"), (one of the portfolios constituting Federated Core Trust II, L.P.) as of December 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 4, 2005 (Commencement of Operations) to December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Market Plus Core Fund, a portfolio of Federated Core Trust II, L.P., at December 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the period from October 4, 2005 (Commencement of Operations) to December 31, 2005, in conformity with accounting principles generally accepted in the United States.


                                                [GRAPHIC
                                                OMITTED][GRAPHIC OMITTED]
Boston, Massachusetts
February 10, 2006

BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED DIRECTORS BACKGROUND

Name                      Principal Occupation(s) for Past Five Years,
Birth Date                Other Directorships Held and Previous Position(s)
Address
Positions Held with
Trust
Date Service Began
John F. Donahue*         Principal Occupations: Director or Trustee of the Federated
Birth Date:              Fund Complex; Chairman and Director, Federated Investors, Inc.
July 28, 1924
DIRECTOR                 Previous Positions: Chairman of the Federated Fund Complex;
Began serving:           Trustee, Federated Investment Management Company and Chairman
November 2001            and Director, Federated Investment Counseling.

J. Christopher           Principal Occupations: Principal Executive Officer and
Donahue*                 President of the Federated Fund Complex; Director or Trustee of
Birth Date:              some of the Funds in the Federated Fund Complex; President,
April 11, 1949           Chief Executive Officer and Director, Federated Investors,
PRESIDENT AND            Inc.; Chairman and Trustee, Federated Investment Management
DIRECTOR                 Company; Trustee, Federated Investment Counseling; Chairman and
Began serving:           Director, Federated Global Investment Management Corp.;
November 2000            Chairman, Passport Research, Ltd. (Investment advisory
                         subsidiary of Federated) and Passport Research II, Ltd.
                         (Investment advisory subsidiary of Federated); Trustee,
                         Federated Shareholder Services Company; Director, Federated
                         Services Company.

                         Previous Positions: President, Federated Investment Counseling;
                         President and Chief Executive Officer, Federated Investment
                         Management Company, Federated Global Investment Management
                         Corp. and Passport Research, Ltd.

Lawrence D. Ellis,       Principal Occupations: Director or Trustee of the Federated
M.D.*                    Fund Complex; Professor of Medicine, University of Pittsburgh;
Birth Date:              Medical Director, University of Pittsburgh Medical Center
October 11, 1932         Downtown; Hematologist, Oncologist and Internist, University of
3471 Fifth Avenue        Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA           Other Directorships Held: Member, National Board of Trustees,
DIRECTOR                 Leukemia Society of America.
Began serving:
November 2001            Previous Positions: Trustee, University of Pittsburgh;
                         Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------






INDEPENDENT DIRECTORS BACKGROUND

Name                        Principal Occupation(s) for Past Five Years,
Birth Date                  Other Directorships Held and Previous Position(s)
Address
Positions Held with
Trust
Date Service Began
Thomas G. Bigley           Principal Occupation: Director or Trustee of the Federated
Birth Date:                Fund Complex.
February 3, 1934
15 Old Timber Trail        Other Directorships Held: Director, Member of Executive
Pittsburgh, PA             Committee, Children's Hospital of Pittsburgh; Director,
DIRECTOR                   University of Pittsburgh.
Began serving:
November 2001              Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.        Principal Occupations: Director or Trustee of the Federated
Birth Date:                Fund Complex; Chairman of the Board, Investment Properties
June 23, 1937              Corporation; Partner or Trustee in private real estate
Investment                 ventures in Southwest Florida.
Properties
Corporation                Previous Positions: President, Investment Properties
3838 North Tamiami         Corporation; Senior Vice President, John R. Wood and
Trail                      Associates, Inc., Realtors; President, Naples Property
Suite 402                  Management, Inc. and Northgate Village Development
Naples, FL                 Corporation.
DIRECTOR
Began serving:
November 2001

Nicholas P.                Principal Occupation: Director or Trustee of the Federated
Constantakis               Fund Complex.
Birth Date:
September 3, 1939          Other Directorships Held: Director and Member of the Audit
175 Woodshire Drive        Committee, Michael Baker Corporation (engineering and energy
Pittsburgh, PA             services worldwide).
DIRECTOR
Began serving:             Previous Position: Partner, Andersen Worldwide SC.
November 2001

John F. Cunningham         Principal Occupation: Director or Trustee of the Federated
Birth Date:                Fund Complex.
March 5, 1943
353 El Brillo Way          Other Directorships Held: Chairman, President and Chief
Palm Beach, FL             Executive Officer, Cunningham & Co., Inc. (strategic business
DIRECTOR                   consulting); Trustee Associate, Boston College.
Began serving:
November 2001              Previous Positions: Director, Redgate Communications and EMC
                           Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.;
                           President and Chief Operating Officer, Wang Laboratories;
                           Director, First National Bank of Boston; Director, Apollo
                           Computer, Inc.

Peter E. Madden            Principal Occupation: Director or Trustee of the Federated
Birth Date:                Fund Complex.
March 16, 1942
One Royal Palm Way         Other Directorships Held: Board of Overseers, Babson College.
100 Royal Palm Way
Palm Beach, FL             Previous Positions: Representative, Commonwealth of
DIRECTOR                   Massachusetts General Court; President, State Street Bank and
Began serving:             Trust Company and State Street Corporation (retired);
November 2001              Director, VISA USA and VISA International; Chairman and
                           Director, Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The Boston Stock
                           Exchange.

Charles F.                 Principal Occupations: Director or Trustee of the Federated
Mansfield, Jr.             Fund Complex; Management Consultant.
Birth Date:
April 10, 1945             Previous Positions: Chief Executive Officer, PBTC
80 South Road              International Bank; Partner, Arthur Young & Company (now
Westhampton Beach,         Ernst & Young LLP); Chief Financial Officer of Retail Banking
NY                         Sector, Chase Manhattan Bank; Senior Vice President, HSBC
DIRECTOR                   Bank USA (formerly, Marine Midland Bank); Vice President,
Began serving:             Citibank; Assistant Professor of Banking and Finance, Frank
November 2001              G. Zarb School of Business, Hofstra University; Executive
                           Vice President, DVC Group, Inc.

John E. Murray,            Principal Occupations: Director or Trustee, and Chairman of
Jr., J.D., S.J.D.          the Board of Directors or Trustees, of the Federated Fund
Birth Date:                Complex; Chancellor and Law Professor, Duquesne University;
December 20, 1932          Partner, Murray, Hogue & Lannis.
Chancellor,
Duquesne University        Other Directorships Held: Director, Michael Baker Corp.
Pittsburgh, PA             (engineering, construction, operations and technical
DIRECTOR                   services).
Began serving:
November 2001              Previous Positions: President, Duquesne University; Dean and
                           Professor of Law, University of Pittsburgh School of Law;
                           Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts          Principal Occupations: Director or Trustee of the Federated
Birth Date:                Fund Complex; Public Relations/Marketing
June 21, 1935              Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA             Previous Positions: National Spokesperson, Aluminum Company
DIRECTOR                   of America; television producer; President, Marj Palmer
Began serving:             Assoc.; Owner, Scandia Bord.
November 2001

John S. Walsh              Principal Occupations: Director or Trustee of the Federated
Birth Date:                Fund Complex; President and Director, Heat Wagon, Inc.
November 28, 1957          (manufacturer of construction temporary heaters); President
2604 William Drive         and Director, Manufacturers Products, Inc. (distributor of
Valparaiso, IN             portable construction heaters); President, Portable Heater
DIRECTOR                   Parts, a division of Manufacturers Products, Inc.
Began serving:
November 2001              Previous Position: Vice President, Walsh & Kelly, Inc.



------------------------------------------------------------------------------

OFFICERS

Name                           Principal Occupation(s) for Past Five Years and Previous
Birth Date                     Position(s)
Positions Held with
Trust
Date Service Began
John W. McGonigle             Principal Occupations: Executive Vice President and
Birth Date:                   Secretary of the Federated Fund Complex; Vice Chairman,
October 26, 1938              Executive Vice President, Secretary and Director,
EXECUTIVE VICE                Federated Investors, Inc.
PRESIDENT
AND SECRETARY                 Previous Positions: Trustee, Federated Investment
Began serving:                Management Company and Federated Investment Counseling;
November 2000                 Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities Corp.

Richard A. Novak              Principal Occupations: Principal Financial Officer and
Birth Date:                   Treasurer of the Federated Fund Complex; Senior Vice
December 25, 1963             President, Federated Administrative Services; Financial
TREASURER                     and Operations Principal for Federated Securities Corp.,
Began serving:                Edgewood Services, Inc. and Southpointe Distribution
January 2006                  Services, Inc.; Senior Vice President and Controller of
                              Federated Investors, Inc.

                              Previous Positions: Vice President, Finance of Federated
                              Services Company; held various financial management
                              positions within The Mercy Hospital of Pittsburgh;
                              Auditor, Arthur Anderson & Co.

Richard B. Fisher             Principal Occupations: Vice Chairman or Vice President of
Birth Date: May 17,           some of the Funds in the Federated Fund Complex; Vice
1923                          Chairman, Federated Investors, Inc.; Chairman, Federated
VICE CHAIRMAN                 Securities Corp.
Began serving:
August 2002                   Previous Positions: President and Director or Trustee of
                              some of the Funds in the Federated Fund Complex; Executive
                              Vice President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski           Principal Occupations: Robert J. Ostrowski joined
Birth Date: April 26,         Federated in 1987 as an Investment Analyst and became a
1963                          Portfolio Manager in 1990. He was named Chief Investment
CHIEF INVESTMENT              Officer of taxable fixed income products in 2004 and also
OFFICER                       serves as a Senior Portfolio Manager. He has been a Senior
Began serving: May 2004       Vice President of the Fund's Adviser since 1997.
                              Mr. Ostrowski is a Chartered Financial Analyst. He
                              received his M.S. in Industrial Administration from
                              Carnegie Mellon University.

Todd A. Abraham               Todd A. Abraham is Vice President of the Trust.
Birth Date:                   Mr. Abraham has been a Portfolio Manager since 1995 and a
February 10, 1966             Vice President of the Fund's Adviser since 1997.
VICE PRESIDENT                Mr. Abraham joined Federated in 1993 as an Investment
Began serving: May 2004       Analyst and served as Assistant Vice President from 1995
                              to 1997. Mr. Abraham served as a Portfolio Analyst at
                              Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a
                              Chartered Financial Analyst and received his M.B.A. in
                              Finance from Loyola College.

David P. Gilmore              David P. Gilmore is Vice President of the Trust.
Birth Date:                   Mr. Gilmore joined Federated in August 1997 as an
November 11, 1970             Investment Analyst. He was promoted to Senior Investment
VICE PRESIDENT                Analyst in July 1999 and became a Vice President of the
Began serving: May 2004       Fund's Adviser in July 2001. Mr. Gilmore was a Senior
                              Associate with Coopers & Lybrand from January 1992 to
                              May 1995. Mr. Gilmore is a Chartered Financial Analyst and
                              attended the University of Virginia, where he earned his
                              M.B.A., from September 1995 to May 1997. Mr. Gilmore has a
                              B.S. from Liberty University.

Robert M. Kowit               Robert M. Kowit is Vice President of the Trust. Mr. Kowit
Birth Date: June 27,          joined Federated in 1995 as a Senior Portfolio Manager and
1945                          a Vice President of the Fund's Adviser. Mr. Kowit served
VICE PRESIDENT                as a Managing Partner of Copernicus Global Asset
Began serving:                Management from January 1995 through October 1995. From
February 2001                 1990 to 1994, he served as Senior Vice President/Portfolio
                              Manager of International Fixed Income and Foreign Exchange
                              for John Hancock Advisers. Mr. Kowit received his M.B.A.
                              from Iona College with a concentration in finance.


------------------------------------------------------------------------------


BOARD REVIEW OF ADVISORY CONTRACT


As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services.

During its review of the investment advisory contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the range and quality of services provided to the Fund by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board does consider the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Fund under separate contracts (e.g., for serving as the Funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the profitability of the Adviser, the cost of providing the advisory services or the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.



QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.



























































Cusip 31409R300

34315 (2/06)




Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $33,766

                  Fiscal year ended 2004 - $25,968

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $161

                  Fiscal year ended 2004 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $443 and $0 respectively. Sarbanes Oxley sec. 302 procedures.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $26,284

            Fiscal year ended 2004 - $62,542

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher, Principal Executive Officer


Date        February 22, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        February 23, 2006